Significant Accounting Policies - Summary of Impairment Allowances for Trade Receivables (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of reclassification of financial assets [line items]
Allowance for doubtful accounts, Ending balance	R$ (13,419)
Allowance for doubtful accounts, Beginning balance	(4,533)
IAS 39 [member]
Disclosure of reclassification of financial assets [line items]
Allowance for doubtful accounts, Beginning balance	(4,533)
Increase (decrease) due to changes in accounting policy required by IFRS 9 [member]
Disclosure of reclassification of financial assets [line items]
Effects on the adoption of IFRS 9	(5,757)
Application of IFRS9 [member]
Disclosure of reclassification of financial assets [line items]
Allowance for doubtful accounts, Ending balance	R$ (10,290)